Note 2 - Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Accounts Receivable, Credit Loss Expense (Reversal)	$ 0	$ 0	$ 167,019
Estimated Salvage Value of Each Vessel, Per Light Weight Ton	250	250
Vessels [Member]
Property, Plant and Equipment, Useful Life (Year)	25 years